Investments (Summary of Investments Included in Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment [Line Items]
Equity investments	$ 22,693	$ 25,287
Share of income (loss) for the year	3,464	1,754	1,848
PreAnalytiX GmbH
Investment [Line Items]
Ownership percentage	50.00%
Equity investments	18,954	20,839
Share of income (loss) for the year	3,557	2,044	1,972
QBM Cell Science
Investment [Line Items]
Ownership percentage	19.50%
Equity investments	398	400
Share of income (loss) for the year	(2)	(6)	11
QIAGEN Finance
Investment [Line Items]
Ownership percentage	100.00%
Equity investments	414	267
Share of income (loss) for the year	147	93	122
Pyrobett
Investment [Line Items]
Ownership percentage	19.00%
Equity investments	2,711	3,250
Share of income (loss) for the year	(539)	(265)	(234)
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.
Investment [Line Items]
Ownership percentage	30.00%
Equity investments	216	531
Share of income (loss) for the year	(409)	(112)	0
Dx Assays Pte Ltd
Investment [Line Items]
Ownership percentage	33.30%
Equity investments	0	0
Share of income (loss) for the year	710	0	0
Scandinavian Gene Synthesis AB
Investment [Line Items]
Ownership percentage	40.00%
Equity investments	0	0
Share of income (loss) for the year	$ 0	$ 0	$ (23)